900 South Capital of Texas Hwy
Las Cimas IV, Fifth Floor
Austin, Tx 78746-5546
Phone 512.338.5400
Fax 512.338.5499
 www.wsgr.com
April 29, 2011

Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Attention:  Melissa Feider, Division of Corporation Finance

Re:  National Instruments Corporation
Form 10-K for fiscal year ended December 31, 2010
Commission File No. 0-25426

Ladies and Gentlemen:

On behalf of National Instruments Corporation (the “Company”), we are transmitting the Company’s Memorandum of Response (the “Response Letter”) to the comments of the Staff (the “Staff”) of the Securities and Exchange Commission contained in the Staff’s letter dated April 8, 2011 relating to the Company’s Form 10-K for the fiscal year ended December 31, 2010.

If you should have any questions or additional comments regarding the Company’s Response Letter, please do not hesitate to contact the undersigned at (512) 338-5400.

Very truly yours,

WILSON SONSINI GOODRICH & ROSATI
Professional Corporation

/s/ J. Robert Suffoletta, Jr.
J. Robert Suffoletta, Jr.

Enclosure